UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22610

THE HARTFORD ALTERNATIVE STRATEGIES FUND

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31st

Date of reporting period: July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission,100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Alternative Strategies Fund
Schedule of Investments
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds —2.0%
		Computer and Electronic Product Manufacturing —1.0%
		SunEdison, Inc.
	$458	0.25%, 01/15/2020 ■β	$460
	300	2.00%, 10/01/2018 ■	463
	292	2.75%, 01/01/2021 ■	457
			1,380
		Petroleum and Coal Products Manufacturing —1.0%
		Cobalt International Energy, Inc.
	1,425	3.13%, 05/15/2024 β	1,401

		Total Corporate Bonds
		(Cost $2,475)	$2,781

Foreign Government Obligations —19.5%
		Germany —7.1%
		Germany (Federal Republic of)
EUR	6,393	1.75%, 04/15/2020 ◄	$9,705

		Greece —4.1%
		Greece (Republic of)
EUR	5,245	2.00%, 02/24/2023 —02/24/2025 §	5,656

		Mexico —7.5%
		Mexico (United Mexican States)
MXN	112,743	4.50%, 11/22/2035 ◄	10,186

		South Africa —0.8%
		South Africa (Republic of)
ZAR	8,705	5.50%, 12/07/2023 ◄	1,066

		Total Foreign Government Obligations
		(Cost $26,242)	$26,613

U.S. Government Securities —6.5%
U.S. Treasury Securities —6.5%
		U.S. Treasury Bonds —6.5%
	$9,325	0.63%, 02/15/2043 ◄╦Θ	$8,861

		Total U.S. Government Securities
		(Cost $7,620)	$8,861

Common Stocks —9.4%
		Banks —3.9%
	884	Alpha Bank A.E. •	$707
	29	BNP Paribas	1,932
	653	Eurobank Ergasias S.A. •	293
	338	Piraeus Bank S.A. •	709
	36	Societe Generale Class A	1,825
			5,466
		Capital Goods —0.0%
	3	Ellaktor S.A.	13

		Commercial and Professional Services —0.5%
	34	Heidrick & Struggles International, Inc.	635

		Consumer Durables and Apparel —0.8%
	49	PanaHome Corp.	363
	52	Sekisui House Ltd.	680
			1,043
		Consumer Services —0.0%
	2	Opap S.A.	39

		Diversified Financials —0.8%
	75	Hellenic Exchanges —Athens Stock Exchange S.A.	745
	68	Uranium Participation Corp. •	329
			1,074
		Energy —1.5%
	38	Japan Petroleum Exploration Co., Ltd.	1,440
	58	Motor Oil Hellas Corinth Refineries S.A.	622
			2,062
		Real Estate —1.6%
	169	EuroBank Properties REIT	2,149

		Utilities —0.3%
	65	Tokyo Gas Co., Ltd.	371

		Total Common Stocks
		(Cost $12,494)	$12,852

Exchange Traded Funds —4.6%
		Other Investment Pools and Funds —4.6%
	248	Powershares DB Commodity Index Tracking Fund	$6,272

		Total Exchange Traded Funds
		(Cost $6,392)	$6,272

Warrants —0.3%
		Banks —0.3%
	207	Alpha Bank A.E.	$422

		Total Warrants
		(Cost $501)	$422

		Total Long-Term Investments Excluding Purchased Options
		(Cost $55,724)	$57,801

Short-Term Investments —50.8%
Repurchase Agreements —50.8%
		Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $8,600, collateralized by GNMA 4.00%, 2044, value of $8,772)
	$8,600	0.08%, 7/31/2014	$8,600

1

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Short-Term Investments —50.8% —(continued)
Repurchase Agreements —50.8% —(continued)
Bank of Montreal TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $3,353, collateralized by FHLMC
2.00% —3.50%, 2023 —2043, FNMA 2.00% -
4.50%, 2026 —2042, GNMA 3.00%, 2043,
	value of $3,420)
$3,353	0.08%, 7/31/2014		$3,353
Bank of Montreal TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $7,192, collateralized by U.S.
Treasury Bill 0.05% —0.10%, 2014 —2015,
U.S. Treasury Bond 2.75% —11.25%, 2015 -
2044, U.S. Treasury Note 0.13% —4.63%,
	2014 —2023, value of $7,336)
7,191	0.07%, 7/31/2014		7,191
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $9,639, collateralized by U.S. Treasury Note 1.75% —1.88%, 2020, value of $9,832)
9,639	0.06%, 7/31/2014		9,639
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
08/01/2014 in the amount of $7,145,
collateralized by U.S. Treasury Bond 6.38%,
2027, U.S. Treasury Note 0.75% —3.38%,
	2018 —2023, value of $7,288)
7,145	0.06%, 7/31/2014		7,145
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $8,838, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury
Bond 5.00%, 2037, U.S. Treasury Note
	2.63%, 2020, value of $9,015)
8,838	0.09%, 7/31/2014		8,838
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $5,264, collateralized by U.S.
Treasury Bond 4.38%, 2040, U.S. Treasury
Note 0.25% —4.25%, 2015 —2018, value of
	$5,369)
5,264	0.07%, 7/31/2014		5,264
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$19,037, collateralized by FHLMC 3.50% -
4.00%, 2026 —2043, FNMA 2.50% —5.00%,
2025 —2044, U.S. Treasury Note 0.50%,
	2016, value of $19,418)
19,037	0.08%, 7/31/2014		19,037
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $197, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $203)
197	0.07%, 7/31/2014		197
			69,264
	Total Short-Term Investments
	(Cost $69,264)		$69,264

	Total Investments Excluding Purchased Options
	(Cost $124,988)	93 .1%	$127,065
	Total Purchased Options
	(Cost $246)	0 .2%	308
	Total Investments
	(Cost $125,234) ▲	93 .3%	$127,373
	Other Assets and Liabilities	6 .7%	9,082
	Total Net Assets	100 .0%	$136,455

2

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $125,620 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,846
Unrealized Depreciation	(2,093)
Net Unrealized Appreciation	$1,753

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

•	Non-income producing.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $1,380, which represents 1.0% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $5,656, which represents 4.1% of total net assets.

β	Convertible security.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts. Securities valued at $282, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with OTC swap contracts. Since the broker retains legal title to the securities, the securities are not considered an asset of the Fund.

Θ	This security, or a portion of this security, is designated to cover open OTC options contracts at July 31, 2014.

Cash pledged and received as collateral in connection with derivatives at July 31, 2014.

	Pledged	Received
Exchange traded options contracts	$3,175	$–
Futures contracts	5,164	–
OTC swaps contracts	10	15
Centrally cleared swaps contracts	157	–
Total	$8,506	$15

3

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

OTC Option Contracts Outstanding at July 31, 2014

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Received/ Paid by Fund Δ	Unrealized Appreciation (Depreciation)
Purchased Option contracts:
Call option contracts
Societe Generale S.A. Option	MSC	EQ	41.00 EUR	09/19/14	EUR	25,555	$15	$42	$(27)
Written option contracts:
Put option contracts
Societe Generale S.A. Option	MSC	EQ	38.00 EUR	09/19/14	EUR	25,555	$61	$41	$(20)

*  The number of contracts does not omit 000's.

Δ  For purchased options, premiums are paid by the Fund, for written options, premiums are received.

Exchange Traded Option Contracts Outstanding at July 31, 2014

Description	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Received/Paid by Fund Δ	Unrealized Appreciation (Depreciation)
Purchased option contracts:
Call option contracts
CBOE SPX Volatility Binary Option	EQ	15.00 USD	09/19/14	USD	1,186	$243	$139	$104
Market Vector Gold Option	EQ	30.00 USD	12/22/14	USD	773	50	65	(15)
Total call option contracts					1,959	$293	$204	$89
Total purchased option contracts					1,959	$293	$204	$89
Written option contracts:
Call option contracts
CBOE SPX Volatility Binary Option	EQ	20.00 USD	09/19/14	USD	1,186	$119	$62	$(57)

Put option contracts
CBOE SPX Volatility Binary Option	EQ	13.00 USD	09/19/14	USD	584	$32	$52	$20

Total written option contracts					1,770	$151	$114	$(37)

* The number of contracts does not omit 000's.

Δ For purchased options, premiums are paid by the Fund, for written options, premiums are received.

Futures Contracts Outstanding at July 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
Euro STOXX 50 Future	547	09/19/2014	$23,623	$22,845	$–	$(778)	$–	$(388)
Euro-BUND Future	11	09/08/2014	2,185	2,180	–	(5)	–	(2)
FTSE 100 Index Futures	6	09/19/2014	680	677	–	(3)	–	(5)
FTSE/MIB Index Future	59	09/19/2014	8,653	8,131	–	(522)	–	(124)
German Stock Exchange Future	1	09/19/2014	322	315	–	(7)	6	(16)
IBEX 35 Index Future	2	08/15/2014	291	287	–	(4)	7	(20)
KOSPI 200 Index Future	2	09/11/2014	255	264	9	–	–	(1)
MSCI Taiwan Stock Index Future	81	08/28/2014	2,751	2,693	–	(58)	–	(55)
NIKKEI 225 Index Future	9	09/11/2014	1,310	1,369	59	–	2	–
S&P 500 (E-Mini) Future	37	09/19/2014	3,643	3,561	–	(82)	8	(86)
S&P/TSX 60 Index Future	4	09/18/2014	642	648	6	–	–	(9)
SGX FTSE China A50 Index Future	45	08/28/2014	332	335	3	–	7	–

4

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at July 31, 2014 - (continued)

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset		Asset	Liability
Long position contracts: - (continued)
Stockholm Stock Exchange Future	24	08/15/2014	$478	$481	$3	$–	$–	$(5)
U.S. Treasury 30-Year Bond Future	85	09/19/2014	11,716	11,680	–	(36)	–	(8)
Total					$80	$(1,495)	$30	$(719)
Short position contracts:
Australian 10-Year Bond Future	9	09/15/2014	$1,014	$1,011	$3	$–	$7	$–
Australian SPI 200 Index Future	26	09/18/2014	3,253	3,364	–	(111)	5	–
CAC 40 10 EURO Future	26	08/15/2014	1,514	1,478	36	–	44	(13)
Canadian Government 10-Year Bond Future	10	09/19/2014	1,259	1,256	3	–	1	–
Euro-BOBL Future	67	09/08/2014	11,483	11,517	–	(34)	–	(6)
Euro-BTP Future	1	09/08/2014	168	171	–	(3)	–	–
FTSE/JSE Top 40 Future	62	09/18/2014	2,671	2,670	1	–	18	–
Hang Seng Index Future	19	08/28/2014	2,991	3,036	–	(45)	–	–
Japan 10-Year Bond Future	30	09/10/2014	42,326	42,557	–	(231)	17	–
Long Gilt Future	47	09/26/2014	8,704	8,782	–	(78)	24	–
Mexican Stock Exchange Index Future	235	09/19/2014	7,620	7,808	–	(188)	91	–
Russell 2000 Mini Index Future	49	09/19/2014	5,713	5,472	241	–	137	(6)
SGX S&P CNX NIFTY Future	21	08/28/2014	328	325	3	–	4	–
TDX ISE National-30 Index Future	73	08/29/2014	335	348	–	(13)	9	–
Tokyo Price Index Future	4	09/11/2014	484	503	–	(19)	–	–
U.S. Treasury 10-Year Note Future	236	09/19/2014	29,399	29,408	–	(9)	11	–
Total					$287	$(731)	$368	$(25)
Total futures contracts					$367	$(2,226)	$398	$(744)

* The number of contracts does not omit 000's.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2014

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration		Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Cost Basis	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.22	CME	USD	3,440	(5.00)%	06/20/19	$(228)	$(232)	$–	$(4)	$28	$–

(a)	The FCM to the contracts is MSC.

(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swap Contracts Outstanding at July 31, 2014

		Notional		Payments received	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount		(paid) by Fund	Date	Paid	Received	Value ╪	Asset	Liability
BOVESPA Index Future	MSC	BRL	330	Index Rate	08/13/14	$–	$–	$(2)	$–	$(2)
S&P 500 Consumer Discretionary Sector	DEUT	USD	8,301	1M LIBOR + 0.15%	04/30/15	–	–	109	109	–
S&P 500 Consumer Staples Sector	DEUT	USD	358	1M LIBOR + 0.15%	09/30/14	–	–	11	11	–
S&P US Real Estate Select Industry	GSC	USD	8,301	1M LIBOR -0.90%	01/30/15	–	–	277	277	–

5

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

OTC Total Return Swap Contracts Outstanding at July 31, 2014 - (continued)

		Notional	Payments received	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount	(paid) by Fund	Date	Paid	Received	Value ╪	Asset	Liability
WIG20 Index Future	GSC	PLN 18,818	Index Rate	09/19/14	$–	$–	$187	$187	$–
Total					$–	$–	$582	$584	$(2)

Foreign Currency Contracts Outstanding at July 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	09/17/2014	BOA	$538	$533	$–	$(5)
AUD	Buy	09/17/2014	CBK	1,302	1,288	–	(14)
AUD	Buy	09/17/2014	SSG	607	602	–	(5)
AUD	Sell	09/17/2014	BOA	2,058	2,050	8	–
AUD	Sell	09/17/2014	WEST	4,705	4,672	33	–
BRL	Buy	08/04/2014	MSC	136	133	–	(3)
BRL	Buy	08/04/2014	UBS	140	138	–	(2)
BRL	Sell	08/04/2014	UBS	276	271	5	–
BRL	Sell	09/03/2014	UBS	139	137	2	–
CAD	Sell	09/17/2014	BOA	687	687	–	–
CHF	Buy	09/17/2014	GSC	2,270	2,246	–	(24)
CHF	Sell	09/17/2014	JPM	2,282	2,246	36	–
CNY	Buy	09/17/2014	BCLY	482	480	–	(2)
CNY	Buy	09/17/2014	BOA	475	473	–	(2)
CNY	Sell	09/17/2014	GSC	957	953	4	–
EUR	Buy	09/17/2014	BOA	3,392	3,357	–	(35)
EUR	Buy	09/17/2014	CBK	4,916	4,857	–	(59)
EUR	Buy	09/17/2014	CSFB	372	367	–	(5)
EUR	Buy	09/17/2014	GSC	1,105	1,092	–	(13)
EUR	Buy	09/17/2014	SSG	5,091	5,038	–	(53)
EUR	Sell	09/17/2014	BNP	169	167	2	–
EUR	Sell	09/17/2014	CBK	24,832	24,567	265	–
EUR	Sell	09/17/2014	HSBC	3,881	3,824	57	–
EUR	Sell	09/17/2014	JPM	1,111	1,092	19	–
EUR	Sell	09/17/2014	MSC	4,105	4,058	47	–
EUR	Sell	09/17/2014	SSG	1,495	1,477	18	–
EUR	Sell	09/17/2014	UBS	169	167	2	–
GBP	Buy	09/17/2014	GSC	318	316	–	(2)
GBP	Sell	09/17/2014	JPM	314	316	–	(2)
IDR	Buy	09/17/2014	BOA	293	302	9	–
IDR	Sell	09/17/2014	BOA	120	123	–	(3)
IDR	Sell	09/17/2014	SCB	181	180	1	–
INR	Buy	09/17/2014	DEUT	329	325	–	(4)
INR	Buy	09/17/2014	HSBC	253	248	–	(5)
INR	Buy	09/17/2014	JPM	3,093	3,059	–	(34)
INR	Buy	09/17/2014	MSC	17,177	16,844	–	(333)
INR	Buy	09/17/2014	UBS	341	337	–	(4)
INR	Sell	09/17/2014	BCLY	824	821	3	–
INR	Sell	09/17/2014	BNP	2,443	2,415	28	–
INR	Sell	09/17/2014	BOA	1,040	1,037	3	–
INR	Sell	09/17/2014	CBK	5,105	4,997	108	–
JPY	Buy	09/17/2014	CBK	6,197	6,132	–	(65)
JPY	Buy	09/17/2014	GSC	2,447	2,432	–	(15)
JPY	Buy	09/17/2014	SSG	4,687	4,651	–	(36)
JPY	Sell	09/17/2014	BNP	11,535	11,431	104	–
JPY	Sell	09/17/2014	BOA	11,535	11,431	104	–
JPY	Sell	09/17/2014	JPM	2,444	2,432	12	–
KRW	Sell	09/17/2014	BCLY	1,028	1,028	–	–

6

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
MXN	Buy	09/17/2014	CSFB	$3,727	$3,666	$–	$(61)
MXN	Buy	09/17/2014	DEUT	98	96	–	(2)
MXN	Buy	09/17/2014	RBC	5,039	4,980	–	(59)
MXN	Buy	09/17/2014	SSG	3,182	3,137	–	(45)
MXN	Sell	09/17/2014	BOA	276	271	5	–
MXN	Sell	09/17/2014	CBK	1,695	1,669	26	–
MXN	Sell	09/17/2014	RBC	16,797	16,600	197	–
MXN	Sell	09/17/2014	SSG	779	769	10	–
MXN	Sell	09/17/2014	TDS	2,576	2,542	34	–
PHP	Buy	09/17/2014	BOA	186	187	1	–
PHP	Buy	09/17/2014	JPM	150	151	1	–
PHP	Sell	09/17/2014	MSC	336	338	–	(2)
TRY	Buy	09/17/2014	BOA	213	211	–	(2)
TRY	Sell	09/17/2014	GSC	210	211	–	(1)
TWD	Buy	09/17/2014	BNP	2,248	2,243	–	(5)
TWD	Buy	09/17/2014	BOA	1,894	1,892	–	(2)
TWD	Buy	09/17/2014	CBK	4,111	4,100	–	(11)
TWD	Buy	09/17/2014	DEUT	2,744	2,733	–	(11)
TWD	Sell	09/17/2014	GSC	13,746	13,712	34	–
ZAR	Buy	09/17/2014	BNP	310	310	–	–
ZAR	Buy	09/17/2014	CBK	2,247	2,254	7	–
ZAR	Buy	09/17/2014	CSFB	219	221	2	–
ZAR	Buy	09/17/2014	GSC	2,400	2,379	–	(21)
ZAR	Buy	09/17/2014	SSG	1,217	1,229	12	–
ZAR	Sell	09/17/2014	JPM	8,648	8,745	–	(97)
Total						$1,199	$(1,044)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

7

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:

BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDS	TD Securities, Inc.
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	EURO
GBP	British Pound
IDR	Indonesian New Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
PHP	Philippine Peso
PLN	Polish New Zloty
TRY	Turkish New Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
BOVESPA	Brazilian Securities, Commodities and Futures Exchange
CAC	Cotation Assistee en Continu
CBOE	Chicago Board Options Exchange
CDX.NA.HY	Credit Derivatives North American High Yield
CNX	National Stock Exchange of India
FTSE	Financial Times and Stock Exchange
IBEX	Spanish Stock Index
ISE	International Security Exchange
JSE	Johannesburg Stock Exhange
KOSPI	Korea Composite Stock Price
MIB	Milano Italia Borsa
MSCI	Morgan Stanley Capital International
S&P	Standard & Poors
SGX	Singapore Exchange
SPI	Share Price Index
TDX	db-X In-Target Date Fund
TSX	Toronto Stock Exchange
WIG	Warsaw Stock Exchange

Other Abbreviations: - (continued)
EQ	Equity
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
REIT	Real Estate Investment Trust

Credit Exposure

as of July 31, 2014

Credit Rating *	Percentage of Net Assets
Aaa/ AAA	7.1%
Aa/ AA	6.5
A	7.5
Baa/ BBB	0.8
B	4.1
Caa/ CCC or Lower	1.0
Not Rated	1.0
Non-Debt Securities and Other Short-Term Instruments	65.3
Other Assets and Liabilities	6.7
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

8

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Banks	$5,466	$–	$5,466	$–
Capital Goods	13	–	13	–
Commercial and Professional Services	635	635	–	–
Consumer Durables and Apparel	1,043	–	1,043	–
Consumer Services	39	–	39	–
Diversified Financials	1,074	329	745	–
Energy	2,062	622	1,440	–
Real Estate	2,149	2,149	–	–
Utilities	371	–	371	–
Total	12,852	3,735	9,117	–
Corporate Bonds	2,781	–	2,781	–
Exchange Traded Funds	6,272	6,272	–	–
Foreign Government Obligations	26,613	–	26,613	–
U.S. Government Securities	8,861	–	8,861	–
Warrants	422	422	–	–
Short-Term Investments	69,264	–	69,264	–
Purchased Options	308	293	15	–
Total	$127,373	$10,722	$116,651	$–
Foreign Currency Contracts*	$1,199	$–	$1,199	$–
Futures*	367	367	–	–
Swaps - Total Return*	584	–	584	–
Total	$2,150	$367	$1,783	$–
Liabilities:
Written Options	212	151	61	–
Total	$212	$151	$61	$–
Foreign Currency Contracts*	$1,044	$–	$1,044	$–
Futures*	2,226	2,226	–	–
Swaps - Credit Default*	4	–	4	–
Swaps - Total Return*	2	–	2	–
Total	$3,276	$2,226	$1,050	$–

♦	For the nine-month period ended July 31, 2014, investments valued at $173,614 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

9

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD ALTERNATIVE STRATEGIES FUND

Date: September 12, 2014	By: /s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 12, 2014	By: /s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: September 12, 2014	By: /s/ Mark A. Annoni
Mark A. Annoni
Vice President, Treasurer and Controller